Dreyfus Mid-Cap Growth Fund
Dreyfus Mid-Cap Growth Fund

July 25, 2013

DREYFUS FUNDS, INC.

-          Dreyfus Mid-Cap Growth Fund

Supplement to Summary Prospectus dated May 21, 2013 and Statutory Prospectus dated May 1, 2013

As revised, May 21, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective on or about October 1, 2013, the following information will supersede and replace the first sentence of the first paragraph in “Principal Investment Strategy” in the summary prospectus and “Fund Summary - Principal Investment Strategy” in the prospectus and the second through eight sentences of the first paragraph in “Fund Details - Goal and Approach” in the prospectus:

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with market capitalizations that fall within the range of $500 million and $20 billion (i.e., mid-cap companies).  The fund may invest up to 20% of its net assets in securities not considered to be mid-cap companies.